ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

ANCORA HOMELAND SECURITY FUND

Class C Shares

Class D Shares

Supplement Dated September 2, 2008 to the Prospectus Dated April, 29, 2008.

The Board of Trustees voted to liquidate the Homeland Security Fund (Classes C and D) and distribute its assets to the shareholders of that Fund on September 30, 2008 (or as soon as possible thereafter).  Therefore, the Homeland Security Fund is no longer available for investment.

{1551443:}

ANCORA INCOME FUND

ANCORA EQUITY FUND

ANCORA MICROCAP FUND

ANCORA SPECIAL OPPORTUNITY FUND

Class C Shares

Class D Shares

Supplement Dated September 2, 2008 to the Prospectus Dated September 1, 2008.

The Board of Trustees has voted to liquidate the Homeland Security Fund (Classes C and D) and distribute its assets to the shareholders of that Fund on September 30, 2008 (or as soon as possible thereafter).  Therefore, the Homeland Security Fund is no longer available for investment.

{1551443:}